Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 546,555	$ 549,755	$ 55,434
Accounts receivable	650,871	427,433	0
Inventory	192,081	230,197	114,645
Prepaid expenses	11,462	10,671	240
Deferred offering costs	34,675	0
Total Current Assets	1,435,644	1,218,056	170,319
Non-Current Assets
Equipment, net	6,365	7,299	4,547
Intangible assets	3,822,440	3,948,106	4,195,353
Operating lease right-of-use asset	90,164	129,683	39,367
Total Assets	5,354,613	5,303,144	4,409,586
Current liabilities
Accounts payable and accrued liabilities	100,746	54,572	87,398
Promissory note	0	120,000	0
Convertible note payable	0	54,000	35,000
Due to related parties	1,251,257	1,309,077	899,153
Advances for convertible notes to be issued	695,000	0
Operating lease liability - current portion	83,998	80,136	39,367
Total Current Liabilities	2,131,001	1,617,785	1,060,918
Non-current Liability
Operating lease liability Non-current	7,266	50,047	0
Total Liabilities	2,138,267	1,667,832	1,060,918
Stockholders' Equity
Common Stock par value $0.0001, authorized 1,000,000,000 shares, 36,552,150 and 97,545,388 shares issued and outstanding, respectively	3,655	9,755	9,395
Additional paid-in capital	76,832,217	72,427,996	62,719,578
Common Stock to be issued - 500,000 and 500,000 shares, respectively	290,000	180,000	0
Subscription received - 0 and 183,333 shares of Series C Preferred stock to be issued, respectively	0	500,000	0
Accumulated deficit	(73,910,780)	(69,483,666)	(59,381,400)
Total Stockholders' Equity	3,216,346	3,635,312	3,348,668
Total Liabilities and Stockholders' Equity	5,354,613	5,303,144	4,409,586
Convertible Preferred Stock Series A
Stockholders' Equity
Series A Preferred Stock, par value $0.0001, designated 10,000,000 shares, 10,000,000 shares issued and outstanding	1,000	1,000	1,000
Convertible Preferred Sock Series C
Stockholders' Equity
Series A Preferred Stock, par value $0.0001, designated 10,000,000 shares, 10,000,000 shares issued and outstanding	$ 254	$ 227	$ 95